UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number          811-21035

CitizensSelect Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	4/30
Date of reporting period:	01/31/09

Form N-Q

Item 1. Schedule of Investments

STATEMENT OF INVESTMENTS
Citizensselect Prime Money Market Fund
January 31, 2009 (Unaudited)

Negotiable Bank Certificates of Deposit--24.6%	Principal Amount ($)	Value ($)
Allied Irish Banks N.A. Inc. (Yankee)
2.30%, 3/4/09	50,000,000 a	50,000,000
Banco Bilbao Vizcaya Argenteria Puerto Rico (Yankee)
0.90%, 7/14/09	50,000,000	50,002,254
Bank of Ireland (Yankee)
2.30%, 3/9/09	50,000,000 a	50,000,000
Credit Suisse (Yankee)
1.32%, 7/9/09	50,000,000	50,032,668
DnB NOR Bank ASA (Yankee)
1.26%, 4/8/09	50,000,000 a	50,000,000
Lloyds TSB Bank PLC (Yankee)
1.32%, 4/6/09	50,000,000	50,001,767
Total Negotiable Bank Certificates of Deposit
(cost $300,036,689)		300,036,689
Commercial Paper--41.4%
Atlantic Asset Securitization LLC
1.56%, 3/3/09	50,000,000 a	49,935,417
Barton Capital LLC
2.01%, 2/5/09	50,000,000 a	49,988,889
BNP Paribas Finance Inc.
0.25%, 2/2/09	50,000,000	49,999,653
Calyon NA Inc.
0.88%, 7/13/09	15,000,000	14,940,600
Cancara Asset Securitisation Ltd.
2.11%, 2/12/09	50,000,000 a	49,967,917
Fairway Finance Company LLC
1.71%, 2/10/09	50,000,000 a	49,978,750
Gotham Funding Corp.
1.76%, 2/18/09	50,000,000 a	49,958,680
Govco Inc.
1.61%, 2/26/09	50,000,000 a	49,944,444

LMA Americas LLC
1.91%, 2/27/09	50,000,000 a	49,931,389
Market Street Funding LLC
2.06%, 2/3/09	40,148,000 a	40,143,428
Mont Blanc Capital Corp.
2.26%, 2/5/09	50,000,000 a	49,987,500
Total Commercial Paper
(cost $504,776,667)		504,776,667
Corporate Notes--7.4%
Banca Intesa SpA
0.87%, 2/14/09	25,000,000 b	25,000,000
General Electric Capital Corp.
0.43%, 2/25/09	25,000,000 b	25,000,000
ING Bank N.V.
2.22%, 3/18/09	40,000,000 b	40,000,000
Total Corporate Notes
(cost $90,000,000)		90,000,000
U.S. Government Agency--4.1%
Federal Home Loan Mortgage Corp.
1.06%, 4/16/09
(cost $50,000,000)	50,000,000 [b,c]	50,000,000
Repurchase Agreements--22.5%
Banc of America Securities LLC
0.25%, dated 1/30/09, due 2/2/09 in the amount of
$60,001,250 (fully collateralized by $54,000,000
Federal Home Loan Mortgage Corp., 4.75%-5.25%, due
11/17/15-4/18/16, value $61,200,410)	60,000,000	60,000,000
Barclays Financial LLC
0.25%-0.26%, dated 1/30/09, due 2/2/09 in the amount
of $115,002,479 (fully collateralized by $103,570,500
Treasury Inflation Protected Securities, 1.625%, due 1/15/18,
value $102,000,079 and $30,684,075 U.S. Treasury Strips,
due 8/15/26, value $15,300,000)	115,000,000	115,000,000
Deutsche Bank Securities
0.27%, dated 1/30/09, due 2/2/09 in the amount of
$100,002,250 fully collateralized by $3,365,000
Federal Farm Credit Bank, 4.15%, due 1/29/18, value

$3,301,251, $13,250,000 Federal Home Loan Bank, 0%,
due 2/6/09-4/30/09, value $13,243,000, $24,144,000
Federal Home Loan Mortgage Corp., 5.125%, due
8/23/10, value $26,109,580, $3,010,000 Tennessee
Valley Authority, 5.625%, due 1/18/11, value
$3,241,394, $42,268,700 U.S. Treasury Notes,
2.375%-4.50%, due 8/31/10-9/30/11, value $45,544,770
and $10,561,300 U.S. Treasury Bills, due 3/5/09,
value $10,560,032)	100,000,000	100,000,000
Total Repurchase Agreements
(cost $275,000,000)		275,000,000
Total Investments (cost $1,219,813,356)	100.0%	1,219,813,356
Liabilities, Less Cash and Receivables	(.0%)	(204,621)
Net Assets	100.0%	1,219,608,735

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2009, these securities amounted to $589,836,414 or 48.4% of net assets.
b	Variable rate security--interest rate subject to periodic change.
c	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA will oversee the continuing affairs of these companies.

At January 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	1,219,813,356
Level 3 - Significant Unobservable Inputs	0
Total	1,219,813,356

STATEMENT OF INVESTMENTS
Citizensselect Treasury Money Market Fund
January 31, 2009 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--90.5%	of Purchase (%)	Amount ($)	Value ($)
2/5/09	0.07	87,007,000	87,006,323
2/26/09	0.14	51,586,000	51,581,119
3/5/09	0.10	123,835,000	123,823,568
3/12/09	0.12	315,000,000	314,959,158
3/19/09	0.22	121,000,000	120,966,503
3/26/09	0.04	50,000,000	49,997,056
4/2/09	0.08	276,000,000	275,961,950
4/16/09	0.09	24,692,000	24,687,432
4/29/09	0.34	68,855,000	68,798,741
5/14/09	0.80	50,000,000	49,887,375
5/28/09	0.48	50,000,000	49,922,667
Total U.S. Treasury Bills
(cost $1,217,591,892)			1,217,591,892

U.S. Treasury Notes--9.4%
3/2/09	0.20	75,000,000	75,266,543
5/31/09	0.17	50,000,000	50,762,713
Total U.S. Treasury Notes
(cost $126,029,256)			126,029,256
Total Investments (cost $1,343,621,148)		99.9%	1,343,621,148
Cash and Receivables (Net)		.1%	1,391,427
Net Assets		100.0%	1,345,012,575

At January 31, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below. Level 1 - quoted prices in active markets for identical securities.

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of January 31, 2009 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	0
Level 2 - Other Significant Observable Inputs	1,343,621,148
Level 3 - Significant Unobservable Inputs	0
Total	1,343,621,148

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

CitizensSelect Funds

By:	/s/ J. David Officer J. David Officer President

Date:	Friday, March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer J. David Officer President

Date: By:	Friday, March 27, 2009 /s/ James Windels James Windels Treasurer

Date:	Friday, March 27, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)